ACQUISITIONS - Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2023	Dec. 31, 2022
Fair value of liabilities assumed
Goodwill	$ 16,567	$ 16,720		$ 16,663
Spectrum Plastics Group
Fair value of assets acquired
Cash and cash equivalents			$ 31
Accounts and notes receivable			68
Inventories			52
Property, plant and equipment			125
Other intangible assets			916
Deferred charges and other assets			34
Total Assets Acquired			1,226
Fair value of liabilities assumed
Accounts payable			21
Income taxes payable			17
Deferred income tax liabilities			177
Other noncurrent liabilities			44
Total Liabilities Assumed			259
Goodwill			814
Total Consideration			$ 1,781